Write-Down and Sale of Vessels (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended			9 Months Ended
	Nov. 30, 2016	Aug. 31, 2017	Jun. 30, 2017	May 17, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Write-down of vessels					$ 38,000	$ 0		$ 50,600	$ 27,439
Proceeds from sale of vessels								20,580	$ 94,311
Centrofin
Property, Plant and Equipment [Line Items]
Write-down of vessels							$ 27,400
Proceeds from sale of vessels				$ 94,300
Asian Spirit
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 20,600
European Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels								12,600
African Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels								12,500
Extension option period		1 year	1 year
African Spirit | Teekay Lng
Property, Plant and Equipment [Line Items]
Write-down of vessels					12,500
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels					$ 25,500			$ 25,500
Cancellation option period		13 years